Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.7%
Communication Services - 10.8%
20,922	Liberty Broadband Corp.*	3,522,219
39,348	Match Group, Inc.*	6,177,242
105,300	Pinterest, Inc.*	5,365,035
14,067	SentinelOne, Inc.*	753,569
54,243	Vimeo, Inc.*	1,593,117
387,966	Zynga, Inc.*	2,921,384
		20,332,566
Consumer Discretionary - 14.9%
78,609	ACV Auctions, Inc.*	1,406,315
24,194	Bright Horizons Family Solutions, Inc.*	3,373,127
2,239	Chipotle Mexican Grill, Inc.*	4,069,427
14,379	Etsy, Inc.*	2,990,257
9,546	Lululemon Athletica, Inc.*	3,863,266
73,788	National Vision Holdings, Inc.*	4,188,945
8,661	Ross Stores, Inc.	942,750
28,769	Shift4 Payments, Inc.*	2,230,173
11,193	Ulta Beauty, Inc.*	4,039,778
3,961	Wayfair, Inc.*	1,012,075
		28,116,113
Consumer Staples - 2.2%
15,240	Brown-Forman Corp.	1,021,232
15,670	Casey's General Stores, Inc.	2,953,011
5,596	Oatly Group AB ADR*	84,612
		4,058,855
Financials - 1.7%
53,296	KKR & Co., Inc.	3,244,660
Health Care - 22.7%
13,345	Ascendis Pharma A/S ADR*	2,127,060
15,240	Biohaven Pharmaceutical Holding Co., Ltd.*	2,116,988
4,994	Bio-Rad Laboratories, Inc.*	3,725,274
10,074	Blueprint Medicines Corp.*	1,035,708
34,096	Catalent, Inc.*	4,537,155
10,676	Charles River Laboratories International, Inc.*	4,405,665
4,391	DexCom, Inc.*	2,401,262
48,216	Edwards Lifesciences Corp.*	5,458,534
22,989	HealthEquity, Inc.*	1,488,768
20,384	Inari Medical, Inc.*	1,653,142
44,341	LifeStance Health Group, Inc.*	642,945
13,948	Natera, Inc.*	1,554,365
38,831	Oak Street Health, Inc.*	1,651,482
14,293	Teleflex, Inc.	5,382,029
16,023	Veeva Systems, Inc.*	4,617,348
		42,797,725
Industrials - 15.6%
8,647	Cintas Corp.	3,291,567
38,487	CoStar Group, Inc.*	3,312,191
10,160	Equifax, Inc.	2,574,747
106,678	IAA, Inc.*	5,821,418
13,528	IDEX Corp.	2,799,620
12,915	SiteOne Landscape Supply, Inc.*	2,576,155
18,598	Verisk Analytics, Inc.	3,724,622
42,792	Waste Connections, Inc.	5,388,797
		29,489,117
Information Technology - 23.1%
15,361	Autodesk, Inc.*	4,380,496
89,113	Dynatrace, Inc.*	6,324,350
7,835	Fair Isaac Corp.*	3,117,782
85,411	Genpact, Ltd.	4,057,877
43,955	GoDaddy, Inc.*	3,063,663
15,498	Guidewire Software, Inc.*	1,842,247
8,093	Jack Henry & Associates, Inc.	1,327,738
8,954	KLA Corp.	2,995,203
107,711	Marvell Technology, Inc.	6,496,050
7,507	nCino, Inc.*	533,222
15,928	NXP Semiconductors NV	3,119,817
15,326	WEX, Inc.*	2,699,522
26,174	Workiva, Inc.*	3,689,487
		43,647,454
Materials - 2.7%
55,707	Ball Corp.	5,011,959
Total Common Stocks (Cost $123,529,144)		176,698,449

Real Estate Investment Trusts - 2.2%
12,484	SBA Communications Corp.	4,126,836
Total Real Estate Investment Trusts (Cost $2,919,816)		4,126,836

Short-Term Investments - 4.6%
Money Market Funds - 4.6%
8,645,492	First American Government Obligations Fund - Class Z, 0.02%#	8,645,492
Total Short-Term Investments (Cost $8,645,492)		8,645,492
Total Investments - 100.5% (Cost $135,094,452)		189,470,777
Liabilities in Excess of Other Assets - (0.5)%		(966,509)
NET ASSETS - 100.0%		$188,504,268

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.